Insurance Contract Liabilities and Investment Contract Liabilities - Gross Claims and Benefits Paid (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Insurance Contracts [Abstract]
Maturities and surrenders	CAD 2,389	CAD 2,671
Annuity payments	1,849	1,867
Death and disability benefits	3,836	3,820
Health benefits	6,079	5,711
Policyholder dividends and interest on claims and deposits	1,200	1,141
Gross claims and benefits paid	CAD 15,353	CAD 15,210